Unaudited Interim Condensed Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total	Issued capital	Premiums related to the share capital	Reserves	Translation reserve	Net (income) loss
Beginning balance at Dec. 31, 2018	€ 145,602	€ 1,794	€ 281,745	€ (99,524)	€ (188)	€ (38,224)
Net loss for the period	(29,286)					(29,286)
Other comprehensive income	(96)			(66)	(30)
Total comprehensive income (loss)	(29,382)	0	0	(66)	(30)	(29,286)
Allocation of prior period loss	0			(38,224)		38,224
Issue of warrants	56		56
Share-based payment	749			749
Reclassification	0	0	(115)	(180)	295
Ending balance at Jun. 30, 2019	117,025	1,794	281,685	(137,245)	77	(29,286)
Beginning balance at Dec. 31, 2019	85,560	1,794	281,688	(136,608)	1,344	(62,659)
Net loss for the period	(34,962)					(34,962)
Other comprehensive income	9			25	(16)
Total comprehensive income (loss)	(34,953)	0	0	25	(16)	(34,962)
Allocation of prior period loss	0		(54,208)	(8,451)		62,659
Allocation of reserves on premiums	0		(119,282)	119,282
Exercise of warrants	118	2	117
Share-based payment	384			384
Ending balance at Jun. 30, 2020	€ 51,109	€ 1,796	€ 108,315	€ (25,368)	€ 1,328	€ (34,962)